CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Utility plant (at original cost, including construction work in progress):
Electric plant	$ 7,352,382	$ 7,135,206	$ 7,019,853
Natural gas plant	2,805,551	2,680,067	2,528,629
Common plant	481,184	472,926	504,036
Less: Accumulated depreciation and amortization	(1,804,201)	(1,611,220)	(1,373,178)
Net utility plant	8,834,916	8,676,979	8,679,340
Other property and investments:
Goodwill	1,656,513	1,656,513	1,656,513
Other property and investments	87,410	91,139	100,332
Total other property and investments	1,743,923	1,747,652	1,756,845
Current assets:
Cash and cash equivalents	20,200	37,527	44,302
Restricted cash	7,036	32,863	7,171
Accounts receivable, net of allowance for doubtful accounts	245,344	306,923	408,512
Unbilled revenue	127,620	168,039	219,884
Purchased gas adjustment receivable	0	21,073
Materials and supplies, at average cost	84,489	83,189	88,140
Fuel and gas inventory, at average cost	68,360	69,433	66,717
Unrealized gain on derivative instruments	18,771	21,178	18,867
Income taxes	31	301	297
Prepaid expense and other	39,306	20,905	18,787
Power contract acquisition adjustment gain	40,348	43,843	48,509
Deferred income taxes	162,336	161,445	86,004
Total current assets	813,841	966,719	1,007,190
Other long-term and regulatory assets:
Regulatory asset for deferred income taxes	71,499	95,432	146,867
Power cost adjustment mechanism	4,717	4,623
Regulatory assets related to power contracts	26,843	29,816	33,753
Other regulatory assets	893,869	866,835	749,382
Unrealized gain on derivative instruments	3,309	3,170	7,733
Power contract acquisition adjustment gain	300,325	347,547	394,556
Other	95,978	96,275	130,909
Total other long-term and regulatory assets	1,396,540	1,443,698	1,463,200
Total assets	12,789,220	12,835,048	12,906,575
Capitalization:
Common stock	0	0	0
Additional paid-in capital	3,308,957	3,308,957	3,308,957
Earnings reinvested in the business	212,188	271,414	323,007
Accumulated other comprehensive income (loss), net of tax	(34,292)	(37,043)	47,715
Total common shareholder's equity	3,486,853	3,543,328	3,679,679
Long-term debt:
First mortgage bonds and senior notes	3,364,412	3,189,412	3,351,412
Pollution control bonds	161,860	161,860	161,860
Junior subordinated notes	250,000	250,000	250,000
Long-term debt	1,800,000	1,699,000	1,699,000
Debt discount and other	(212,555)	(218,664)	(229,796)
Total long-term debt	5,363,717	5,081,608	5,232,476
Total capitalization	8,850,570	8,624,936	8,912,155
Current liabilities:
Accounts payable	233,582	307,578	296,681
Short-term debt	79,500	85,000	162,000
Current maturities of long-term debt	0	162,000	0
Purchased gas adjustment liability	8,347	0	5,938
Accrued expenses:
Taxes	80,055	107,782	109,559
Salaries and wages	36,161	40,970	38,491
Interest	78,011	78,914	79,303
Unrealized loss on derivative instruments	133,061	142,195	48,049
Power contract acquisition adjustment loss	3,624	3,593	3,937
Other	57,509	62,464	60,335
Total current liabilities	709,850	990,496	804,293
Long-term and regulatory liabilities:
Deferred income taxes	1,552,461	1,522,357	1,487,005
Unrealized loss on derivative instruments	55,602	62,913	38,162
Power Cost Adjustment Mechanism		0	5,345
Regulatory liabilities	637,195	633,471	689,060
Regulatory liabilities related to power contracts	340,673	391,389	443,065
Power contract acquisition adjustment loss	23,219	26,223	29,816
Other Deferred Credits, Noncurrent	619,650	583,263	497,674
Total long-term and regulatory liabilities	$ 3,228,800	$ 3,219,616	$ 3,190,127
Commitments and contingencies
Total capitalization and liabilities	$ 12,789,220	$ 12,835,048	$ 12,906,575